LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.4%
	COMMERCIAL SUPPORT SERVICES - 1.5%
27,601	Vestis Corporation	$ 167,262

	CONSTRUCTION MATERIALS - 0.7%
4,570	MDU Resources Group, Inc.	78,833

	ELECTRIC UTILITIES - 0.5%
4,099	PG&E Corporation	57,468

	FOOD - 3.2%
6,355	Lamb Weston Holdings, Inc.	362,680

	HEALTH CARE REIT - 3.4%
25,034	Healthcare Realty Trust, Inc.	384,522

	INTERNET MEDIA & SERVICES - 3.9%
12,755	Match Group, Inc.	437,114

	LEISURE FACILITIES & SERVICES - 5.1%
2,812	Cinemark Holdings, Inc.	75,558
6,614	Restaurant Brands International, Inc.	448,826
5,278	Wendy's Company (The)	51,988
		576,372
	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
5,582	Howard Hughes Holdings, Inc.(a)	383,651

	SOFTWARE - 3.3%
7,479	Evolent Health, Inc., Class A(a)	75,164
3,032	Gen Digital, Inc.	89,414
9,992	Rapid7, Inc.(a)	211,030
		375,608
	TECHNOLOGY HARDWARE - 1.4%
2,473	NCR Atleos Corporation(a)	75,674
6,013	NCR Voyix Corporation(a)	81,897
		157,571

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.4% (Continued)
	TOTAL COMMON STOCKS (Cost $3,525,821)	$ 2,981,081

	EXCHANGE-TRADED FUNDS — 71.4%
	EQUITY - 71.4%
4,780	SPDR S&P 500 ETF Trust ETF	3,021,342
8,692	Vanguard S&P 500 ETF	5,050,227
		8,071,569

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,630,318)	8,071,569

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
8,181	Goldman Sachs Financial Square Government Fund, Administration Class, 3.92%(b) (Cost $8,181)	8,181

	TOTAL INVESTMENTS - 97.9% (Cost $11,164,320)	$ 11,060,831
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	242,199
	NET ASSETS - 100.0%	$ 11,303,030

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

LEADERSHARES ACTIVIST LEADERS ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JULY 31, 2025

Diversification of Assets
Country	% of Net Assets
United States	93.8%
Canada	4.0%
Total	97.8%
Money Market Fund	0.1%
Other Assets in Excess of Liabilities	2.1%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ASSET MANAGEMENT - 3.2%
158,885	Blue Owl Capital, Inc.	$ 3,074,425

	AUTOMOTIVE - 3.3%
131,146	Harley-Davidson, Inc.	3,190,782

	BEVERAGES - 6.5%
16,149	Boston Beer Company, Inc. (The), Class A(a)	3,344,134
49,393	Monster Beverage Corporation(a)	2,901,839
		6,245,973
	CABLE & SATELLITE - 3.0%
134,520	Sirius XM Holdings, Inc.	2,841,062

	CHEMICALS - 3.3%
33,580	CF Industries Holdings, Inc.	3,117,231

	COMMERCIAL SUPPORT SERVICES - 3.2%
56,357	H&R Block, Inc.	3,062,439

	HEALTH CARE FACILITIES & SERVICES - 6.2%
8,116	HCA Healthcare, Inc.	2,872,983
140,979	Premier, Inc., Class A	3,028,229
		5,901,212
	HEALTH CARE REIT - 3.2%
196,727	Healthcare Realty Trust, Inc.	3,021,727

	HOUSEHOLD PRODUCTS - 3.3%
58,245	Spectrum Brands Holdings, Inc.	3,116,690

	INSURANCE - 12.8%
36,100	American International Group, Inc.	2,802,443
86,839	Corebridge Financial, Inc.	3,087,995
24,862	Globe Life, Inc.	3,492,364
80,250	Old Republic International Corporation	2,902,643
		12,285,445

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INTERNET MEDIA & SERVICES - 6.6%
99,782	Match Group, Inc.	$ 3,419,530
10,635	VeriSign, Inc.	2,859,432
		6,278,962
	LEISURE FACILITIES & SERVICES - 10.5%
39,600	Boyd Gaming Corporation	3,362,040
24,507	Choice Hotels International, Inc.	3,129,789
59,890	Travel + Leisure Company	3,548,483
		10,040,312
	MEDICAL EQUIPMENT & DEVICES - 3.3%
47,367	Hologic, Inc.(a)	3,165,063

	OIL & GAS PRODUCERS - 10.0%
25,821	EOG Resources, Inc.	3,099,036
74,832	HF Sinclair Corporation	3,288,119
18,555	Marathon Petroleum Corporation	3,157,875
		9,545,030
	PUBLISHING & BROADCASTING - 3.5%
18,018	Nexstar Media Group, Inc.	3,371,348

	SPECIALTY FINANCE - 3.0%
111,118	MGIC Investment Corporation	2,877,956

	TECHNOLOGY HARDWARE - 6.5%
58,502	Avnet, Inc.	3,097,096
125,981	HP, Inc.	3,124,329
		6,221,425
	TECHNOLOGY SERVICES - 3.1%
30,406	Euronet Worldwide, Inc.(a)	2,954,855

	WHOLESALE - CONSUMER STAPLES - 3.5%
40,211	US Foods Holding Corporation(a)	3,350,783

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares						Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TOTAL COMMON STOCKS (Cost $92,403,091)					$ 93,662,720

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
129,098	Gold Sachs Financial Square Government Fund, Administration Class, 3.92%(b)(c) (Cost $129,098)					129,098

Contracts(d)
	EQUITY OPTIONS PURCHASED — 0.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.9%
440	SPDR S&P 500 ETF Trust	BTIG	12/31/2025	$ 485	$ 21,340,000	129,360
65	SPDR S&P 500 ETF Trust	BTIG	03/31/2026	500	3,250,000	37,830
950	SPDR S&P 500 ETF Trust	BTIG	03/31/2026	515	48,925,000	716,775
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,728,571)					883,965

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,728,571)					883,965

	TOTAL INVESTMENTS - 99.0% (Cost $96,260,760)					$ 94,675,783
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%					988,918
	NET ASSETS - 100.0%					$ 95,664,701

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

BTIG	BTIG, LLC

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(c)

All or a portion of the security is held in a separate collateral account at July 31, 2025 for options contracts.

The total fair value of the collateral as of July 31, 2025 is $129,098 and represents 0.1% of net assets.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.1%
4,481	General Dynamics Corporation	$ 1,396,324

	APPAREL & TEXTILE PRODUCTS - 1.2%
14,920	Tapestry, Inc.	1,611,808

	ASSET MANAGEMENT - 1.1%
6,701	Affiliated Managers Group, Inc.	1,406,339

	AUTOMOTIVE - 1.1%
26,691	General Motors Company	1,423,698

	BIOTECH & PHARMA - 1.8%
29,979	Exelixis, Inc.(a)	1,085,839
10,411	Neurocrine Biosciences, Inc.(a)	1,335,003
		2,420,842
	CHEMICALS - 2.0%
14,259	CF Industries Holdings, Inc.	1,323,664
1,891	NewMarket Corporation	1,299,117
		2,622,781
	COMMERCIAL SUPPORT SERVICES - 2.0%
155,539	ADT, Inc.	1,298,751
23,995	H&R Block, Inc.	1,303,888
		2,602,639
	CONSTRUCTION MATERIALS - 2.0%
3,491	Carlisle Companies, Inc.	1,238,293
6,465	Eagle Materials, Inc.	1,450,035
		2,688,328
	CONSUMER SERVICES - 0.9%
6,929	Grand Canyon Education, Inc.(a)	1,168,437

	CONTAINERS & PACKAGING - 1.0%
12,754	Crown Holdings, Inc.	1,267,237

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	E-COMMERCE DISCRETIONARY - 1.2%
17,657	eBay, Inc.	$ 1,620,030

	ELECTRIC UTILITIES - 1.0%
8,121	NRG Energy, Inc.	1,357,831

	ELECTRICAL EQUIPMENT - 2.3%
1,598	Ralliant Corporation(a)	73,061
17,350	Trimble, Inc.(a)	1,455,492
35,568	Vontier Corporation	1,475,004
		3,003,557
	ENGINEERING & CONSTRUCTION - 2.2%
2,441	EMCOR Group, Inc.	1,531,703
9,978	Jacobs Solutions, Inc.	1,415,579
		2,947,282
	ENTERTAINMENT CONTENT - 1.9%
8,246	Electronic Arts, Inc.	1,257,433
25,607	Fox Corporation, Class B	1,309,542
		2,566,975
	FOOD - 1.9%
22,592	BellRing Brands, Inc.(a)	1,233,071
12,105	Post Holdings, Inc.(a)	1,280,830
		2,513,901
	HEALTH CARE FACILITIES & SERVICES - 10.2%
2,777	Chemed Corporation	1,144,957
4,001	Cigna Group (The)	1,069,787
9,190	DaVita, Inc.(a)	1,290,000
3,452	HCA Healthcare, Inc.	1,221,973
17,938	Henry Schein, Inc.(a)	1,213,506
1,805	McKesson Corporation	1,251,840
4,212	Medpace Holdings, Inc.(a)	1,799,367
4,427	Molina Healthcare, Inc.(a)	698,890
59,944	Premier, Inc., Class A	1,287,597
7,556	Tenet Healthcare Corporation(a)	1,218,632

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.2% (Continued)
7,301	Universal Health Services, Inc., Class B	$ 1,215,251
		13,411,800
	HOME CONSTRUCTION - 4.1%
20,346	Masco Corporation	1,386,173
178	NVR, Inc.(a)	1,343,809
12,352	PulteGroup, Inc.	1,394,788
11,422	Toll Brothers, Inc.	1,351,908
		5,476,678
	INDUSTRIAL SUPPORT SERVICES - 2.0%
2,979	Watsco, Inc.	1,343,172
1,263	WW Grainger, Inc.	1,312,939
		2,656,111
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
23,847	Jefferies Financial Group, Inc.	1,375,018
14,601	SEI Investments Company	1,286,640
		2,661,658
	INSURANCE - 11.4%
12,486	Aflac, Inc.	1,240,609
15,360	American International Group, Inc.	1,192,397
24,302	Brighthouse Financial, Inc.(a)	1,162,851
36,938	Corebridge Financial, Inc.	1,313,515
23,367	Equitable Holdings, Inc.	1,199,895
10,573	Globe Life, Inc.	1,485,189
10,389	Hartford Insurance Group, Inc. (The)	1,292,288
14,328	Loews Corporation	1,297,257
16,310	MetLife, Inc.	1,238,745
34,100	Old Republic International Corporation	1,233,397
4,834	Primerica, Inc.	1,284,055
16,243	Unum Group	1,166,410
		15,106,608
	INTERNET MEDIA & SERVICES - 0.9%
4,520	VeriSign, Inc.	1,215,292

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 6.3%
16,822	Boyd Gaming Corporation	$ 1,428,188
19,173	Dutch Bros, Inc., Class A(a)	1,136,384
4,964	Hilton Worldwide Holdings, Inc.	1,330,749
13,671	Light & Wonder, Inc.(a)	1,316,791
25,481	Travel + Leisure Company	1,509,748
3,931	Wingstop, Inc.	1,483,324
		8,205,184
	LEISURE PRODUCTS - 0.9%
66,551	Mattel, Inc.(a)	1,132,033

	MACHINERY - 2.1%
3,373	Caterpillar, Inc.	1,477,441
15,260	Graco, Inc.	1,281,535
		2,758,976
	MEDICAL EQUIPMENT & DEVICES - 1.9%
22,443	Globus Medical, Inc.(a)	1,181,175
2,463	IDEXX Laboratories, Inc.(a)	1,316,006
		2,497,181
	METALS & MINING - 1.1%
22,664	Newmont Corporation	1,407,434

	OIL & GAS PRODUCERS - 1.9%
7,891	Marathon Petroleum Corporation	1,342,969
3,252	Murphy USA, Inc.	1,178,785
		2,521,754
	PUBLISHING & BROADCASTING - 1.1%
7,637	Nexstar Media Group, Inc.	1,428,959

	REAL ESTATE SERVICES - 1.1%
9,376	CBRE Group, Inc., Class A(a)	1,460,218

	RETAIL - CONSUMER STAPLES - 1.0%
18,365	Kroger Company (The)	1,287,387

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 4.0%
6,631	AutoNation, Inc.(a)	$ 1,277,396
3,158	Dillard's, Inc., Class A	1,474,565
3,912	Lithia Motors, Inc.	1,126,656
2,796	Ulta Beauty, Inc.(a)	1,439,968
		5,318,585
	SEMICONDUCTORS - 1.9%
12,529	Cirrus Logic, Inc.(a)	1,261,796
1,783	Monolithic Power Systems, Inc.	1,268,141
		2,529,937
	SOFTWARE - 2.1%
5,737	Appfolio, Inc., Class A(a)	1,533,959
45,873	Dropbox, Inc., Class A(a)	1,246,369
		2,780,328
	SPECIALTY FINANCE - 2.9%
2,583	Credit Acceptance Corporation(a)	1,266,393
47,213	MGIC Investment Corporation	1,222,817
19,628	Synchrony Financial	1,367,483
		3,856,693
	STEEL - 0.9%
4,149	Reliance, Inc.	1,203,749

	TECHNOLOGY HARDWARE - 4.2%
6,544	Apple, Inc.	1,358,338
10,686	Dell Technologies, Inc., Class C	1,417,926
6,037	Jabil, Inc.	1,347,277
9,734	TD SYNNEX Corporation	1,405,492
		5,529,033
	TECHNOLOGY SERVICES - 5.6%
2,756	CACI International, Inc., Class A(a)	1,269,331
16,172	Fidelity National Information Services, Inc.	1,284,219
7,627	Fiserv, Inc.(a)	1,059,695
8,319	Leidos Holdings, Inc.	1,328,128
17,601	PayPal Holdings, Inc.(a)	1,210,245

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 5.6% (Continued)
11,740	Science Applications International Corporation	$ 1,308,775
		7,460,393
	TELECOMMUNICATIONS - 1.0%
5,532	T-Mobile US, Inc.	1,318,884

	TRANSPORTATION & LOGISTICS - 2.8%
11,471	Kirby Corporation(a)	1,093,301
8,239	Ryder System, Inc.	1,464,152
40,605	Southwest Airlines Company	1,255,913
		3,813,366
	TRANSPORTATION EQUIPMENT - 0.9%
13,725	Allison Transmission Holdings, Inc.	1,236,211

	TOTAL COMMON STOCKS (Cost $122,891,876)	130,892,461

	TOTAL INVESTMENTS - 99.0% (Cost $122,891,876)	$ 130,892,461
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,280,119
	NET ASSETS - 100.0%	$ 132,172,580

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9%
	AEROSPACE & DEFENSE - 0.5%
387	Boeing Company (The)(a)	$ 85,852
138	General Dynamics Corporation	43,002
100	L3Harris Technologies, Inc.	27,482
112	Lockheed Martin Corporation	47,150
70	Northrop Grumman Corporation	40,363
295	RTX Corporation	46,483
		290,332
	APPAREL & TEXTILE PRODUCTS - 0.1%
547	NIKE, Inc., Class B	40,855

	ASSET MANAGEMENT - 0.5%
75	Blackrock, Inc.	82,951
382	Blackstone, Inc.	66,071
887	Charles Schwab Corporation (The)	86,686
202	KKR & Company, Inc.	29,609
		265,317
	AUTOMOTIVE - 0.1%
2,011	Ford Motor Company	22,262
507	General Motors Company	27,043
		49,305
	BANKING - 1.2%
3,463	Bank of America Corporation	163,696
974	Citigroup, Inc.	91,264
623	JPMorgan Chase & Company	184,557
206	PNC Financial Services Group, Inc. (The)	39,196
680	Truist Financial Corporation	29,723
828	US Bancorp	37,227
1,699	Wells Fargo & Company	136,990
		682,653
	BEVERAGES - 0.5%
2,007	Coca-Cola Company (The)	136,255
714	Keurig Dr Pepper, Inc.	23,312
701	PepsiCo, Inc.	96,682
		256,249

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	BIOTECH & PHARMA - 1.2%
549	AbbVie, Inc.	$ 103,772
163	Amgen, Inc.	48,101
1,068	Bristol-Myers Squibb Company	46,255
636	Gilead Sciences, Inc.	71,416
1,264	Johnson & Johnson	208,232
1,316	Merck & Company, Inc.	102,806
2,987	Pfizer, Inc.	69,567
60	Regeneron Pharmaceuticals, Inc.	32,728
238	Zoetis, Inc.	34,698
		717,575
	CABLE & SATELLITE - 0.1%
54	Charter Communications, Inc., Class A(a)	14,545
1,940	Comcast Corporation, Class A	64,467
		79,012
	CHEMICALS - 0.1%
121	Air Products and Chemicals, Inc.	34,833
359	Corteva, Inc.	25,895
		60,728
	COMMERCIAL SUPPORT SERVICES - 0.0%(b)
91	Waste Management, Inc.	20,854

	DATA CENTER REIT - 0.1%
165	Digital Realty Trust, Inc.	29,113
28	Equinix, Inc.	21,985
		51,098
	DIVERSIFIED INDUSTRIALS - 0.4%
281	3M Company	41,931
327	General Electric Company	88,643
334	Honeywell International, Inc.	74,265
84	Illinois Tool Works, Inc.	21,501
		226,340
	E-COMMERCE DISCRETIONARY - 0.8%
2,053	Amazon.com, Inc.(a)	480,629

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	ELECTRIC UTILITIES - 0.5%
278	American Electric Power Company, Inc.	$ 31,453
444	Dominion Energy, Inc.	25,952
410	Duke Energy Corporation	49,872
235	Entergy Corporation	21,251
523	Exelon Corporation	23,504
370	NextEra Energy, Inc.	26,292
346	Sempra	28,261
570	Southern Company (The)	53,854
304	Xcel Energy, Inc.	22,326
		282,765
	ELECTRICAL EQUIPMENT - 0.1%
204	Otis Worldwide Corporation	17,481
64	Rockwell Automation, Inc.	22,509
		39,990
	ENTERTAINMENT CONTENT - 0.2%
90	Take-Two Interactive Software, Inc.(a)	20,046
930	Walt Disney Company (The)	110,772
		130,818
	FOOD - 0.1%
690	Mondelez International, Inc., Class A	44,636

	HEALTH CARE FACILITIES & SERVICES - 0.6%
129	Cardinal Health, Inc.	20,023
92	Cencora, Inc.	26,319
141	Cigna Group (The)	37,701
660	CVS Health Corporation	40,986
118	Elevance Health, Inc.	33,403
71	McKesson Corporation	49,241
467	UnitedHealth Group, Inc.	116,546
		324,219
	HEALTH CARE REIT - 0.0%(b)
153	Welltower, Inc.	25,256

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.4%
233	Colgate-Palmolive Company	$ 19,537
1,023	Kenvue, Inc.	21,933
174	Kimberly-Clark Corporation	21,684
1,238	Procter & Gamble Company (The)	186,282
		249,436
	INDUSTRIAL REIT - 0.2%
496	Prologis, Inc.	52,962

	INFRASTRUCTURE REIT - 0.1%
247	American Tower Corporation	51,472
227	Crown Castle, Inc.	23,855
		75,327
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
193	CME Group, Inc.	53,708
158	Goldman Sachs Group, Inc. (The)	114,327
143	Intercontinental Exchange, Inc.	26,431
356	Morgan Stanley	50,716
		245,182
	INSURANCE - 0.7%
257	Aflac, Inc.	25,536
134	Allstate Corporation (The)	27,236
304	American International Group, Inc.	23,600
73	Arthur J Gallagher & Company	20,969
492	Berkshire Hathaway, Inc., Class B(a)	232,164
143	Marsh & McLennan Companies, Inc.	28,486
296	MetLife, Inc.	22,481
189	Prudential Financial, Inc.	19,577
122	Travelers Companies, Inc. (The)	31,748
		431,797
	LEISURE FACILITIES & SERVICES - 0.3%
369	McDonald's Corporation	110,726
600	Starbucks Corporation	53,496
		164,222

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	MACHINERY - 0.1%
75	Deere & Company	$ 39,328

	MEDICAL EQUIPMENT & DEVICES - 0.7%
902	Abbott Laboratories	113,824
149	Becton Dickinson and Company	26,559
349	Danaher Corporation	68,809
307	Edwards Lifesciences Corporation(a)	24,348
46	IDEXX Laboratories, Inc.(a)	24,578
85	Stryker Corporation	33,382
209	Thermo Fisher Scientific, Inc.	97,745
		389,245
	METALS & MINING - 0.1%
769	Freeport-McMoRan, Inc.	30,945
603	Newmont Corporation	37,446
		68,391
	OIL & GAS PRODUCERS - 1.0%
862	Chevron Corporation	130,714
675	ConocoPhillips	64,355
292	EOG Resources, Inc.	35,046
2,304	Exxon Mobil Corporation	257,218
1,001	Kinder Morgan, Inc.	28,088
165	Marathon Petroleum Corporation	28,081
216	Phillips 66	26,693
170	Valero Energy Corporation	23,343
309	Williams Companies, Inc. (The)	18,525
		612,063
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
519	Baker Hughes Company	23,381
713	Schlumberger Ltd.	24,099
		47,480
	RETAIL - CONSUMER STAPLES - 0.2%
325	Kroger Company (The)	22,783
240	Target Corporation	24,120

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	RETAIL - CONSUMER STAPLES - 0.2% (Continued)
747	Walmart, Inc.	$ 73,191
		120,094
	RETAIL - DISCRETIONARY - 0.4%
290	Home Depot, Inc. (The)	106,577
295	Lowe's Companies, Inc.	65,953
175	Ross Stores, Inc.	23,895
243	TJX Companies, Inc. (The)	30,261
		226,686
	RETAIL REIT - 0.0%(b)
482	Realty Income Corporation	27,055

	SEMICONDUCTORS - 1.1%
861	Advanced Micro Devices, Inc.(a)	151,803
264	Analog Devices, Inc.	59,302
250	Applied Materials, Inc.	45,015
2,303	Intel Corporation	45,599
675	Lam Research Corporation	64,017
283	Microchip Technology, Inc.	19,128
604	Micron Technology, Inc.	65,921
575	QUALCOMM, Inc.	84,387
481	Texas Instruments, Inc.	87,090
		622,262
	SOFTWARE - 1.9%
135	Adobe, Inc.(a)	48,288
70	Cadence Design Systems, Inc.(a)	25,520
1,873	Microsoft Corporation	999,245
62	Roper Technologies, Inc.	34,125
41	Synopsys, Inc.(a)	25,972
		1,133,150
	SPECIALTY FINANCE - 0.1%
335	Capital One Financial Corporation	72,025

	TECHNOLOGY HARDWARE - 1.8%
4,251	Apple, Inc.	882,380

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	TECHNOLOGY HARDWARE - 1.8% (Continued)
2,091	Cisco Systems, Inc.	$ 142,355
402	Corning, Inc.	25,422
		1,050,157
	TECHNOLOGY SERVICES - 0.2%
93	Automatic Data Processing, Inc.	28,784
263	Cognizant Technology Solutions Corporation, Class A	18,873
65	Coinbase Global, Inc., Class A(a)	24,554
272	Fidelity National Information Services, Inc.	21,600
87	S&P Global, Inc.	47,945
		141,756
	TELECOMMUNICATIONS - 0.5%
3,686	AT&T, Inc.	101,033
120	T-Mobile US, Inc.	28,609
2,176	Verizon Communications, Inc.	93,046
		222,688
	TOBACCO & CANNABIS - 0.2%
481	Altria Group, Inc.	29,793
376	Philip Morris International, Inc.	61,683
		91,476
	TRANSPORTATION & LOGISTICS - 0.3%
116	FedEx Corporation	25,925
123	Norfolk Southern Corporation	34,194
314	Union Pacific Corporation	69,698
385	United Parcel Service, Inc., Class B	33,172
		162,989
	WHOLESALE - CONSUMER STAPLES - 0.0%(b)
258	Sysco Corporation	20,537

	TOTAL COMMON STOCKS (Cost $9,791,823)	10,334,939

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.2%
	EQUITY - 81.2%
27,465	iShares S&P Small-Cap 600 Growth ETF	$ 3,671,796
93,271	iShares S&P Small-Cap 600 Value ETF	9,407,313
94,509	SPDR Portfolio S&P 500 Growth ETF	9,314,807
41,206	SPDR S&P 600 Small Cap Growth ETF	3,675,163
116,289	SPDR S&P 600 Small Cap Value ETF	9,404,291
227,633	Vanguard FTSE Emerging Markets ETF	11,336,124
		46,809,494

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,274,853)	46,809,494

	TOTAL INVESTMENTS - 99.1% (Cost $55,066,676)	$ 57,144,433
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	514,479
	NET ASSETS - 100.0%	$ 57,658,912

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2%
	AEROSPACE & DEFENSE — 2.0%
118,000	Boeing Company (The)		2.1960	02/04/26	$ 116,451
107,000	Boeing Company (The)		5.1500	05/01/30	108,759
108,000	Boeing Company (The)		5.7050	05/01/40	107,347
109,000	Boeing Company (The)		5.8050	05/01/50	105,238
111,000	Boeing Company (The)		5.9300	05/01/60	106,260
10,000	Bombardier, Inc.(a)		7.8750	04/15/27	10,056
114,000	RTX Corporation		4.1250	11/16/28	113,221
133,000	RTX Corporation		4.5000	06/01/42	117,535
120,000	TransDigm, Inc.(a)		6.7500	08/15/28	122,617
120,000	TransDigm, Inc.(a)		6.8750	12/15/30	124,465
					1,031,949
	AUTOMOTIVE — 0.5%
119,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	119,971
154,000	Tenneco, Inc.(a)		8.0000	11/17/28	153,092
					273,063
	BANKING — 5.8%
124,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	120,603
121,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	118,172
116,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	115,477
120,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	118,053
136,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	124,161
139,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	124,671
163,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	116,291
161,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	123,134
146,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	115,823
113,000	Citigroup, Inc.		4.4500	09/29/27	112,707
116,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	114,663
136,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	123,358
123,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	120,357

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	BANKING — 5.8% (Continued)
133,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	$ 123,941
115,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	114,617
138,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	123,222
108,000	JPMorgan Chase & Company		6.4000	05/15/38	120,077
145,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	115,484
156,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	108,808
116,000	Wells Fargo & Company		3.0000	04/22/26	114,830
117,000	Wells Fargo & Company		3.0000	10/23/26	115,036
125,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	120,380
134,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	125,195
168,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	126,859
127,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	115,315
					2,971,234
	BEVERAGES — 0.5%
114,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	110,764
120,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	118,249
					229,013
	BIOTECH & PHARMA — 2.3%
115,000	AbbVie, Inc.		2.9500	11/21/26	112,997
123,000	AbbVie, Inc.		3.2000	11/21/29	117,234
134,000	AbbVie, Inc.		4.0500	11/21/39	116,967
136,000	AbbVie, Inc.		4.2500	11/21/49	111,145
135,000	Amgen, Inc.		4.6630	06/15/51	114,347
106,000	AstraZeneca plc		6.4500	09/15/37	118,410
119,000	Bristol-Myers Squibb Company		3.4000	07/26/29	114,844
137,000	Bristol-Myers Squibb Company		4.2500	10/26/49	110,036
106,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	117,112
96,000	Pfizer, Inc.		7.2000	03/15/39	113,144
					1,146,236
	CABLE & SATELLITE — 5.4%
129,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	128,064
132,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		5.0000	02/01/28	129,816

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	CABLE & SATELLITE — 5.4% (Continued)
136,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	5.3750	06/01/29	$ 133,667
127,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	6.3750	09/01/29	128,253
140,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.7500	03/01/30	133,490
144,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.5000	08/15/30	134,858
150,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.2500	02/01/31	137,366
154,000	CCO Holdings, LLC / CCO Holdings Capital Corporation	4.5000	05/01/32	139,848
160,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.5000	06/01/33	142,232
167,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.2500	01/15/34	143,939
112,000	Comcast Corporation	4.1500	10/15/28	111,295
122,000	Comcast Corporation	4.6000	10/15/38	112,286
127,000	Comcast Corporation	4.7000	10/15/48	107,999
181,000	Comcast Corporation	2.8870	11/01/51	109,012
184,000	Comcast Corporation	2.9370	11/01/56	106,509
136,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)	5.8750	08/15/27	135,267
165,000	DISH DBS Corporation(a)	5.2500	12/01/26	155,275
168,000	DISH DBS Corporation(a)	5.7500	12/01/28	150,251
127,000	DISH Network Corporation(a)	11.7500	11/15/27	132,370
129,000	Sirius XM Radio, Inc.(a)	5.0000	08/01/27	127,612
136,000	Sirius XM Radio, Inc.(a)	4.0000	07/15/28	129,726
				2,729,135
	CONSTRUCTION MATERIALS — 0.3%
140,000	Standard Industries, Inc.(a)	4.3750	07/15/30	132,806

	CONTAINERS & PACKAGING — 0.2%
127,000	Mauser Packaging Solutions Holding Company(a)	7.8750	08/15/26	126,460

	DIVERSIFIED INDUSTRIALS — 0.2%
107,000	General Electric Company	6.7500	03/15/32	120,704

	E-COMMERCE DISCRETIONARY — 0.4%
115,000	Amazon.com, Inc.	3.1500	08/22/27	112,852
136,000	Amazon.com, Inc.	4.0500	08/22/47	112,090
				224,942

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	ELECTRIC UTILITIES — 0.3%
130,000	FirstEnergy Corporation	4.1500	07/15/27	$ 128,433

	ELECTRICAL EQUIPMENT — 0.5%
121,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	123,521
117,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	118,644
				242,165
	ENGINEERING & CONSTRUCTION — 0.2%
114,000	Brand Industrial Services, Inc.(a)	10.3750	08/01/30	103,925

	FOOD — 1.7%
115,000	Kraft Heinz Foods Company	3.0000	06/01/26	113,514
113,000	Kraft Heinz Foods Company	3.8750	05/15/27	111,644
118,000	Kraft Heinz Foods Company	4.2500	03/01/31	114,407
107,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	117,730
124,000	Kraft Heinz Foods Company	5.0000	06/04/42	110,508
122,000	Kraft Heinz Foods Company	5.2000	07/15/45	108,361
138,000	Kraft Heinz Foods Company	4.3750	06/01/46	109,751
129,000	Kraft Heinz Foods Company	4.8750	10/01/49	107,934
				893,849
	HEALTH CARE FACILITIES & SERVICES — 3.5%
137,000	CHS/Community Health Systems, Inc.(a)	5.6250	03/15/27	137,307
112,000	Cigna Group (The)	4.3750	10/15/28	111,597
128,000	Cigna Group (The)	4.9000	12/15/48	110,918
111,000	CVS Health Corporation	4.3000	03/25/28	110,271
125,000	CVS Health Corporation	4.7800	03/25/38	114,328
127,000	CVS Health Corporation	5.1250	07/20/45	111,791
130,000	CVS Health Corporation	5.0500	03/25/48	111,973
148,000	DaVita, Inc.(a)	4.6250	06/01/30	141,324
105,000	HCA, Inc.	5.8750	02/15/26	105,085
123,000	HCA, Inc.	5.6250	09/01/28	126,091
129,000	HCA, Inc.	3.5000	09/01/30	121,629
121,000	Tenet Healthcare Corporation	6.2500	02/01/27	121,163
128,000	Tenet Healthcare Corporation	5.1250	11/01/27	127,564
126,000	Tenet Healthcare Corporation	6.1250	10/01/28	126,090

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.5% (Continued)
125,000	Tenet Healthcare Corporation		6.1250	06/15/30	$ 126,277
					1,803,408
	INDUSTRIAL INTERMEDIATE PROD — 0.2%
117,000	Chart Industries, Inc.(a)		7.5000	01/01/30	122,705

	INDUSTRIAL SUPPORT SERVICES — 0.3%
128,000	United Rentals North America, Inc.		4.8750	01/15/28	127,322

	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
114,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	113,190
136,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	121,120
113,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	124,164
114,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	121,988
111,000	Morgan Stanley		3.8750	01/27/26	110,636
124,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	121,210
115,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	114,645
136,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	125,343
					952,296
	INSURANCE — 0.2%
116,000	HUB International Ltd.(a)		7.2500	06/15/30	121,013

	INTERNET MEDIA & SERVICES — 0.3%
136,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	134,699

	LEISURE FACILITIES & SERVICES — 1.7%
134,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	129,453
144,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	133,589
120,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	123,857
16,000	Carnival Corporation(a)		5.7500	03/01/27	16,189
134,000	Carnival Corporation(a)		4.0000	08/01/28	130,231
138,000	Carnival Corporation(a)		6.0000	05/01/29	139,328
129,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	130,523

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	LEISURE FACILITIES & SERVICES — 1.7% (Continued)
				$ 803,170
	MEDICAL EQUIPMENT & DEVICES — 1.2%
112,000	Abbott Laboratories	4.9000	11/30/46	104,702
133,000	Avantor Funding, Inc.(a)	4.6250	07/15/28	130,122
116,000	Bausch & Lomb Escrow Corporation(a)	8.3750	10/01/28	121,087
137,000	Medline Borrower, L.P.(a)	3.8750	04/01/29	130,743
136,000	Medline Borrower, L.P.(a)	5.2500	10/01/29	133,518
				620,172
	METALS & MINING — 0.5%
125,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	118,141
137,000	Novelis Corporation(a)	4.7500	01/30/30	131,329
				249,470
	OIL & GAS PRODUCERS — 3.0%
138,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	131,899
115,000	Civitas Resources, Inc.(a)	8.3750	07/01/28	118,731
114,000	Civitas Resources, Inc.(a)	8.7500	07/01/31	115,486
106,000	ConocoPhillips	6.5000	02/01/39	117,331
154,000	ConocoPhillips Company	4.0250	03/15/62	110,841
111,000	Continental Resources, Inc.(a)	5.7500	01/15/31	111,643
130,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	45,500
150,000	Shell Finance US, Inc.	4.3750	05/11/45	126,505
107,000	Shell International Finance BV	6.3750	12/15/38	118,213
121,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	125,320
114,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	124,396
123,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	127,312
116,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	125,207
				1,498,384
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
114,000	Weatherford International Ltd.(a)	8.6250	04/30/30	117,211

	PUBLISHING & BROADCASTING — 0.3%
131,000	Nexstar Media, Inc.(a)	5.6250	07/15/27	130,876

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
132,000	SBA Communications Corporation	3.8750	02/15/27	$ 129,756
141,000	SBA Communications Corporation	3.1250	02/01/29	131,532
95,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL Capital, LLC(a)	10.5000	02/15/28	100,390
				361,678
	RETAIL - DISCRETIONARY — 0.2%
112,000	Home Depot, Inc. (The)	5.8750	12/16/36	119,684

	SEMICONDUCTORS — 0.5%
148,000	Broadcom, Inc.(a)	3.1370	11/15/35	124,320
152,000	Broadcom, Inc.(a)	3.1870	11/15/36	125,515
				249,835
	SOFTWARE — 2.8%
142,000	AthenaHealth Group, Inc.(a)	6.5000	02/15/30	139,712
136,000	Cloud Software Group, Inc.(a)	6.5000	03/31/29	137,495
136,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	140,636
142,000	McAfee Corporation(a)	7.3750	02/15/30	131,827
116,000	Microsoft Corporation	2.4000	08/08/26	113,936
112,000	Microsoft Corporation	3.3000	02/06/27	110,788
177,000	Microsoft Corporation	2.5250	06/01/50	109,087
158,000	Microsoft Corporation	2.9210	03/17/52	104,411
181,000	Microsoft Corporation	2.6750	06/01/60	105,527
156,000	Oracle Corporation	3.6000	04/01/50	107,398
160,000	Oracle Corporation	3.8500	04/01/60	108,124
126,000	SS&C Technologies, Inc.(a)	5.5000	09/30/27	126,141
				1,435,082
	SPECIALTY FINANCE — 0.1%
41,000	OneMain Finance Corporation	7.1250	03/15/26	41,533

	TECHNOLOGY HARDWARE — 1.3%
111,000	Apple, Inc.	3.2500	02/23/26	110,389
135,000	Apple, Inc.	3.8500	05/04/43	112,578
115,000	Apple, Inc.	4.6500	02/23/46	104,722
83,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	83,714
137,000	Imola Merger Corporation(a)	4.7500	05/15/29	133,036

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	TECHNOLOGY HARDWARE — 1.3% (Continued)
114,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	$ 123,604
9,000	Western Digital Corporation		4.7500	02/15/26	8,978
					677,021
	TECHNOLOGY SERVICES — 0.7%
134,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	129,825
112,000	Visa, Inc.		3.1500	12/14/25	111,465
127,000	Visa, Inc.		4.3000	12/14/45	109,593
					350,883
	TELECOMMUNICATIONS — 5.0%
113,000	AT&T, Inc.		4.3500	03/01/29	112,691
115,000	AT&T, Inc.		4.3000	02/15/30	114,177
148,000	AT&T, Inc.		2.5500	12/01/33	123,441
168,000	AT&T, Inc.		3.5000	09/15/53	113,413
169,000	AT&T, Inc.		3.5500	09/15/55	113,539
161,000	AT&T, Inc.		3.8000	12/01/57	112,022
170,000	AT&T, Inc.		3.6500	09/15/59	113,242
93,000	British Telecommunications plc		9.6250	12/15/30	113,684
97,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	113,824
137,000	Frontier Communications Corporation(a)		5.0000	05/01/28	136,948
93,000	Orange S.A.		9.0000	03/01/31	112,251
117,000	Verizon Communications, Inc.		4.1250	03/16/27	116,675
112,000	Verizon Communications, Inc.		4.3290	09/21/28	111,893
117,000	Verizon Communications, Inc.		4.0160	12/03/29	115,010
134,000	Verizon Communications, Inc.		2.5500	03/21/31	120,036
118,000	Verizon Communications, Inc.		4.5000	08/10/33	114,234
155,000	Verizon Communications, Inc.		3.4000	03/22/41	119,660
126,000	Verizon Communications, Inc.		4.8620	08/21/46	111,935
167,000	Verizon Communications, Inc.		3.5500	03/22/51	118,974
152,000	Verizon Communications, Inc.		3.7000	03/22/61	104,712
123,000	Vodafone Group plc		5.2500	05/30/48	112,725
118,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	123,459
					2,548,545

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	TOBACCO & CANNABIS — 0.2%
117,000	BAT Capital Corporation	3.5570	08/15/27	$ 114,847

	TRANSPORTATION & LOGISTICS — 1.1%
38,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	38,020
129,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	129,037
119,000	Delta Air Lines, Inc.	7.3750	01/15/26	120,248
130,000	United Airlines, Inc.(a)	4.3750	04/15/26	129,307
136,000	United Airlines, Inc.(a)	4.6250	04/15/29	132,891
				549,503
	TOTAL CORPORATE BONDS (Cost $24,923,045)			23,483,251

	U.S. GOVERNMENT & AGENCIES — 50.7%
	U.S. TREASURY BILLS & NOTES — 50.7%
22,902,000	United States Treasury Bill(c)	3.7400	08/07/25	22,885,604
2,768,000	United States Treasury Bill(c)	4.0200	08/14/25	2,763,741
71,000	United States Treasury Note	1.6250	05/15/31	62,224
64,000	United States Treasury Note	2.2500	05/15/41	46,133
74,000	United States Treasury Note	2.3750	05/15/51	46,302
				25,804,004
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $25,853,869)			25,804,004

	TOTAL INVESTMENTS - 96.9% (Cost $50,776,914)			$ 49,287,255
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%			1,577,313
	NET ASSETS - 100.0%			$ 50,864,568

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Treasury Secured Overnight Financing Rate (SOFR) 3 Month

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

USSW5	USD 5 Year Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the total market value of 144A securities is 8,522,876 or 16.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(c)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2025.